Income Taxes (Components of Income Tax Benefit (Expense)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current, federal income tax expense	$ 0		$ 0		$ (29)
Current, state income tax expense	(3)		(1)		(2)
Deferred, federal income tax benefit expense	0		0		29
Deferred, state income tax (expense) benefit	(5)		0		1
Income tax expense	$ (8)	[1],[2]	$ (1)	[1],[3]	$ (1)	[1],[4]

[1]	For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.
[2]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.